Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,419	£ 1,157
Finance lease liabilities	416	452
Current borrowings	62	315
Finance lease liabilities	62	65
Overdrafts	0	0
Borrowings	1,481	1,472
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	250
3.75% GBP notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	356	355
5.375% GBP notes 2034 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	350	350
Bank loans and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Overdrafts	0	0
Revolving credits facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving Credit Facilities	£ 297	£ 0